Long-Term Debt (Parenthetical) (Detail) - National Mentor Holdings, Inc	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2011	Feb. 09, 2011
Term Loan
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 31, 2021	Jan. 31, 2021
Debt instrument subject to acceleration date		Nov. 15, 2014
Senior Notes
Debt Instrument [Line Items]
Debt instrument, maturity date		Feb. 15, 2018	Feb. 15, 2018
Long-term debt, payment term		Semi-annual cash interest payments due each February 15th and August 15th
Long-term debt, interest rate		12.50%	12.50%	12.50%	12.50%
Prior Term Loan
Debt Instrument [Line Items]
Debt instrument, maturity date			Jan. 31, 2014